Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies
Schedule of contractual obligations

	Research and
Year	Development	Leases	Total
2025	$46,000	$69,750	$115,750
2026	46,000	140,017	186,017
2027	46,000	143,117	189,117
2028	46,000	121,416	167,416
2029	46,000	—	46,000
Total	$230,000	$474,300	$704,300

	Research and
Year	Development	Leases	Total
2025	$46,000	$116,250	$162,250
2026	46,000	—	46,000
2027	46,000	—	46,000
2028	46,000	—	46,000
2029	46,000	—	46,000
Total	$230,000	$116,250	$346,250